SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund

June 30, 2025 (Unaudited)
Shares		Value
Common Stocks — 97.2%
Argentina — 1.1%
35,366	Corp. America Airports SA*	$716,515

Brazil — 4.6%
296,500	B3 SA - Brasil Bolsa Balcao	793,490
410,291	Cia Brasileira de Aluminio*	360,971
138,000	Hypera SA	692,400
205,040	Lojas Renner SA	740,818
126,740	SLC Agricola SA	414,994
		3,002,673
Chile — 3.0%
51,887	Antofagasta Plc	1,290,061
137,366	Cencosud SA	467,409
5,200	Sociedad Quimica y Minera de Chile SA, ADR	183,404
		1,940,874
China — 22.6%
210,400	Alibaba Group Holding Ltd.	2,978,412
159,998	Beijing New Building Materials Plc, Class A	591,540
271,500	China Merchants Bank Co. Ltd., Class H	1,904,562
166,500	China Overseas Land & Investment Ltd.	290,242
178,000	China Resources Beer Holdings Co. Ltd.	569,382
249,000	China Resources Land Ltd.	847,792
15,699	Contemporary Amperex Technology Co. Ltd., Class A	553,427
52,000	Meituan, Class B(a),*	836,474
97,300	Midea Group Co. Ltd., Class A	980,781
11,800	Midea Group Co. Ltd., Class H	112,188
4,600	NetEase, Inc., ADR	619,068
238,999	Ping An Insurance Group Co. of China Ltd., Series H	1,525,607
30,992	Sieyuan Electric Co. Ltd., Class A	315,406
173,000	SITC International Holdings Co. Ltd.	554,637
1,650,000	Topsports International Holdings Ltd.(a)	645,711
9,800	Trip.com Group Ltd.	573,932
379,041	Xinyi Glass Holdings Ltd.	365,192
89,500	Zhejiang Dingli Machinery Co. Ltd., Class A	592,143
		14,856,496
Egypt — 0.8%
327,041	Commercial International Bank Egypt SAE, GDR	549,338

Greece — 1.2%
215,462	Alpha Bank SA	758,872

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
Hong Kong — 1.5%
82,200	AIA Group Ltd.	$744,604
117,900	Samsonite Group SA(a)	219,634
		964,238
Hungary — 1.1%
8,723	OTP Bank Nyrt	697,230

India — 13.3%
118,163	Axis Bank Ltd.	1,652,635
24,400	HDFC Bank Ltd., ADR	1,870,748
157,028	Hindalco Industries Ltd.	1,270,424
98,062	KEC International Ltd.	1,050,497
370,186	Redington Ltd.	1,404,790
180,270	Shriram Finance Ltd.	1,486,526
		8,735,620
Indonesia — 2.6%
3,268,000	Bank Negara Indonesia Persero Tbk PT	829,430
2,407,800	Mitra Adiperkasa Tbk PT	174,874
4,031,000	Telkom Indonesia Persero Tbk PT	689,630
		1,693,934
Korea — 8.4%
10,047	DB Insurance Co. Ltd.	916,815
10,305	Hana Financial Group, Inc.	656,408
4,370	Hyundai Motor Co.	656,188
33,634	Samsung Electronics Co. Ltd.	1,487,350
7,481	Sanil Electric Co. Ltd.	491,401
6,016	SK Hynix, Inc.	1,296,337
		5,504,499
Mexico — 2.6%
307,614	Gentera SAB de CV	656,392
71,355	Grupo Comercial Chedraui SA de CV	565,037
57,500	Regional SAB de CV	474,966
		1,696,395
Pakistan — 0.7%
764,206	Habib Bank Ltd.	482,751

Peru — 1.2%
3,650	Credicorp Ltd.	815,848

Philippines — 1.5%
31,350	Ayala Corp.	317,157
252,350	BDO Unibank, Inc.	684,517
		1,001,674

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
Russia — 0.00%
2,322,600	Sistema PJSFC(b),(c),*,#	$0
893,930	United Co. RUSAL International PJSC(b),(c),*,#	0
		0
Saudi Arabia — 0.9%
64,641	Saudi National Bank (The)	622,400

South Africa — 9.1%
857,220	Growthpoint Properties Ltd., REIT	648,088
52,398	Mr Price Group Ltd.	656,907
124,839	MTN Group Ltd.	993,747
9,649	Naspers Ltd., Class N	3,010,619
842,620	Netcare Ltd.	663,770
		5,973,131
Taiwan — 15.5%
84,051	Chailease Holding Co. Ltd.	364,043
22,180	Elite Material Co. Ltd.	670,694
101,164	Innodisk Corp.	821,116
13,598	Lotes Co. Ltd.	629,636
16,204	MediaTek, Inc.	694,320
162,481	Taiwan Semiconductor Manufacturing Co. Ltd.	5,941,825
131,613	Taiwan Union Technology Corp.	1,025,368
		10,147,002
Turkey — 1.0%
86,574	KOC Holding AS	335,046
23,862	Migros Ticaret AS	296,616
		631,662
United Arab Emirates — 1.1%
306,308	Aldar Properties PJSC	744,329

United Kingdom — 0.9%
95,811	Pepco Group NV	576,854

United States — 1.7%
5,400	Globant SA*	490,536
26,909	Laureate Education, Inc.*	629,132
		1,119,668

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
Vietnam — 0.8%
582,820	Ho Chi Minh City Development Joint Stock Commercial Bank	$486,511
21,900	Vinhomes JSC(a),*	64,369
		550,880
Total Common Stocks		63,782,883
(Cost $52,208,609)
Preferred Stocks — 2.5%
Brazil — 0.9%
70,800	Centrais Eletricas Brasileiras SA, , Class B, 4.55%	581,193

Colombia — 0.4%
52,865	Banco Davivienda SA, 0.00%*	297,372

Korea — 1.2%
20,913	Samsung Electronics Co. Ltd., 2.63%	767,191

Total Preferred Stocks		1,645,756
(Cost $1,815,898)
Investment Company — 0.2%
128,646	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (d)	128,646
Total Investment Company		128,646
(Cost $128,646)
Total Investments		$65,557,285
(Cost $54,153,153) — 99.9%
Other assets in excess of liabilities — 0.1%		42,813
NET ASSETS — 100.0%		$65,600,098

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

June 30, 2025 (Unaudited)
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.
*	Non-income producing security.
#	Denotes a restricted security, which is subject to legal or contractual restrictions on resale as the result of Office of Foreign Assets Control (“OFAC”) sanctions on certain Russian entities. These securities are valued at fair value determined in good faith under valuation procedures approved by the Fund’s Board of Trustees. At June 30, 2025, the total market value of these securities amounts to $0, which represents 0.00% of the Fund’s total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Sistema PJSFC	01/14/2021–01/20/2022	2,322,600	$962,301	$0
United Co. RUSAL International PJSC	05/27/2021–02/04/2022	893,930	756,088	0
			$1,718,389	$0

Abbreviations used are defined below:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust